Unitholders' Capital / Capitalization (Details) (USD $)	0 Months Ended		3 Months Ended	8 Months Ended			0 Months Ended	1 Months Ended								3 Months Ended		12 Months Ended			15 Months Ended		0 Months Ended		1 Months Ended			0 Months Ended
	Feb. 20, 2013	Oct. 17, 2012	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Feb. 15, 2013 Linn Energy, LLC [Member]	Jan. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Sep. 30, 2011 Linn Energy, LLC [Member]	Aug. 31, 2011 Linn Energy, LLC [Member]	Mar. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]	Mar. 31, 2010 Linn Energy, LLC [Member]	Oct. 31, 2008 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Mar. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Jan. 24, 2013 Linn Energy, LLC [Member]	Feb. 15, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Oct. 17, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Nov. 30, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Jan. 24, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Apr. 30, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Apr. 24, 2013 Dividend Declared [Member] Linn Energy, LLC [Member]	May 15, 2013 Dividend Declared [Member] Linn Energy, LLC [Member]
LinnCo Initial Public Offering [Abstract]
Inital public offering, shares issued (in shares)		34,787,500																						34,787,500
Inital public offering, price per share (in usd per share)		$ 36.50																						$ 36.50
Initial public offering, price per share, net (in usd per share)		$ 34.858																						$ 34.858
Initial public offering, proceeds		$ 1,200,000,000																						$ 1,200,000,000
Public offering underwriting discount and offering expenses								28,000,000				26,000,000	17,000,000	17,000,000										57,000,000
Units of LINN Energy acquired		34,787,500																						34,787,500
Public Offering of Units [Abstract]
Public offering units sold								19,550,000				16,726,067	11,500,000	17,250,000
Public offering price per unit								$ 35.95				$ 38.80	$ 35.92	$ 25.00
Public offering price per unit, net of underwriting discount								$ 34.512				$ 37.248	$ 34.48	$ 24.00
Public offering net proceeds								674,000,000				623,000,000	396,000,000	414,000,000
Public offering underwriting discount and offering expenses								28,000,000				26,000,000	17,000,000	17,000,000										57,000,000
Equity Distribution Agreement [Abstract]
Equity distribution agreement maximum value											500,000,000
Equity distribution agreement professional service expenses								700,000	139,000		423,000
Equity distribution agreement units sold								1,539,651	772,104	16,060
Equity distribution agreement price per unit sold								$ 38.02	$ 38.03	$ 38.25
Equity distribution agreement net proceeds								57,000,000	29,000,000	602,000
Equity Distribution Agreement Commissions And Professional Service Expenses								1,000,000	587,000	12,000											2,000,000
Equity distribution agreement remaining balance																411,000,000		411,000,000			411,000,000
Unit Repurchase Plan [Abstract]
Authorized repurchase value of units															100,000,000
Units repurchased during the period (in units)																		0	529,734	486,700
Average unit price of units repurchased (in dollars per unit)																			$ 32.76	$ 23.79
Total cost of units repurchased																			17,000,000	12,000,000
Remaining balance of units under unit repurchase program																		56,000,000
Other Issuance and Cancellation of Units [Abstract]
Units purchased related to minimum withholding tax due under equity compensation plan (in units)																		0	0	9,055
Total cost of units purchased related to minimum withholding tax due under equity compensation plan																				300,000
Distributions [Abstract]
Per unit cash dividend paid (in dollars per unit)																						$ 0.725				$ 0.725
Distribution paid during period							170,000,000																25,000,000		25,000,000
Capitalization [Abstract]
Number of classes of interests			2	2
Ownership percentage of voting shares held by LINN Energy					100.00%	100.00%
Value of common shares outstanding			1,200,000,000	1,200,000,000
Capital contributed by LINN for share purchase			1,000	1,000	1,000	1,000																					1,000
Distributions/dividends declared per unit/share (in usd per unit/share)			$ 0.71	$ 0.71												$ 0.725	$ 0.69	$ 2.865	$ 2.70	$ 2.55								$ 0.725
Estimated Dividend Payable																													171,000,000
Business Acquisition, Equity Interest Issued or Issuable, Exchange Ratio	125.00%
Business Acquisition, Share Price	$ 46.2375
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 4,400,000,000